Derivative Instruments and Hedging Activities (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivatives not designated as hedging instruments [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	¥ 3,660	¥ (8,530)	¥ (19,838)
Derivatives not designated as hedging instruments [Member] | Interest rate contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	(3,332)	(884)	(1,966)
Derivatives not designated as hedging instruments [Member] | Interest rate contracts [Member] | Financial service expenses [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	32	32	21
Derivatives not designated as hedging instruments [Member] | Foreign exchange contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	(1,294)	1,468	11,424
Derivatives not designated as hedging instruments [Member] | Foreign exchange contracts [Member] | Foreign exchange gain or (loss), net [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	8,311	(8,779)	(39,542)
Derivatives not designated as hedging instruments [Member] | Equity contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	0	83	8,795
Derivatives not designated as hedging instruments [Member] | Bond contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	44	68	78
Derivatives not designated as hedging instruments [Member] | Credit contract [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	(101)	(518)	1,352
Derivatives under fair value hedging relationships [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	570	(3,378)	(2,507)
Derivatives under fair value hedging relationships [Member] | Interest rate contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	588	(3,475)	(2,499)
Derivatives under fair value hedging relationships [Member] | Foreign exchange contracts [Member] | Foreign exchange gain or (loss), net [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	(18)	97	8
Derivatives under cash flow hedging relationships [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in OCI on derivative	(108)	913
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	329	(1,098)
Gain or (loss) recognized in income on derivative (ineffective portion)		26
Derivatives under cash flow hedging relationships [Member] | Interest rate contracts [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in OCI on derivative	(108)	(901)
Derivatives under cash flow hedging relationships [Member] | Interest rate contracts [Member] | Interest expense [Member]
Effects of derivative instruments on the consolidated statements of income
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	329	418
Derivatives under cash flow hedging relationships [Member] | Foreign exchange contracts [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in OCI on derivative		1,814
Derivatives under cash flow hedging relationships [Member] | Foreign exchange contracts [Member] | Foreign exchange gain or (loss), net [Member]
Effects of derivative instruments on the consolidated statements of income
Gain or (loss) reclassified from accumulated OCI into income (effective portion)		(1,516)
Gain or (loss) recognized in income on derivative (ineffective portion)		¥ 26